Significant Accounting Policies (Details) - US Treasury Securities [Member] - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Carrying Value	$ 115,803,480	$ 115,010,543
Gross Unrealized Gains	12,715	2,237
Gross Unrealized Losses
Fair Value	115,816,195	115,012,390
Gross Unrealized Losses